SCHEDULE OF INVESTMENT (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Total	$ 329	$ 2,557
Golden Harvest Trust Limited [Member]
Share of net assets	47	362
Goodwill on acquisition	783	6,095
Less: Impairment	(501)	(3,900)
Total	$ 329	$ 2,557